BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 33,118,000	$ 110,719,000	$ 40,240,000
Accounts receivable, net	51,352,000	51,716,000	44,500,000
Short-term investments	131,499,000	68,990,000	39,877,000
Inventory	91,965,000	92,330,000	94,042,000
Prepaid expenses and other current assets	12,117,000	7,455,000	6,684,000
Deferred cost of goods sold	1,920,000	2,037,000	1,240,000
Restricted cash, current	8,397,000	8,397,000	5,970,000
Total current assets	330,368,000	341,644,000	232,553,000
Property, plant, and equipment, net	51,011,000	53,587,000	47,515,000
Operating lease right-of-use assets	10,849,000	10,310,000	0
Restricted cash, non-current	4,581,000	4,581,000	7,439,000
Other assets	4,668,000	4,789,000	6,366,000
Total assets	401,477,000	414,911,000	293,873,000
Current liabilities
Accounts payable	33,615,000	25,074,000	37,865,000
Accrued liabilities	22,282,000	19,736,000	14,635,000
Deferred revenue, current	13,069,000	16,015,000	10,358,000
Operating lease liabilities, current	3,632,000	3,153,000	0
Total current liabilities	72,598,000	63,978,000	62,858,000
Debt, non-current	139,265,000	133,252,000	24,574,000
Warrant liability	61,447,000	39,670,000	0
Deferred revenue, non-current	13,681,000	12,206,000	0
Operating lease liabilities, non-current	7,918,000	7,891,000	8,264,000
Other long-term liabilities	13,829,000	12,578,000	11,198,000
Total liabilities	374,152,000	340,445,000	106,894,000
Commitments and contingencies (Note 7)
Stockholders’ equity:
Preferred stock	13,000	13,000	13,000
Common stock	1,000	1,000	0
Additional paid-in capital	687,692,000	682,671,000	668,178,000
Accumulated deficit	(660,381,000)	(608,219,000)	(481,212,000)
Total stockholders’ equity	27,325,000	74,466,000	186,979,000
Total liabilities and stockholders’ equity	401,477,000	414,911,000	$ 293,873,000
ArcLight
Current Assets
Cash and cash equivalents	92,041	873,882
Prepaid expenses	331,168	404,203
Total current assets	423,209	1,278,085
Investments held in Trust Account	277,594,152	277,548,542
Total assets	278,017,361	278,826,627
Current liabilities
Accounts payable	12,000	2,569
Accrued liabilities	4,148,090	1,205,393
Accrued expenses - related party	2,060
Total current liabilities	4,162,150	1,207,962
Deferred underwriting commissions	9,712,500	9,712,500
Derivative warrant liabilities	122,560,000	49,310,000
Total liabilities	136,434,650	60,230,462
Commitments and contingencies (Note 7)
Class A ordinary shares; 21,359,616 shares subject to possible redemption at $10.00 per share	136,582,710	213,596,160
Stockholders’ equity:
Preferred stock	0	0
Common stock	1,409	639
Common stock	694	694
Additional paid-in capital	115,719,294	38,706,614
Accumulated deficit	(110,721,396)	(33,707,942)
Total stockholders’ equity	5,000,001	5,000,005
Total liabilities and stockholders’ equity	$ 278,017,361	$ 278,826,627